Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash at bank and in hand	£ 12,449	£ 13,515	£ 21,494
Short term bank deposits	15,000
Total Cash and cash equivalents	£ 27,449	£ 13,515	£ 21,494	£ 42,745